Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 1.0%
Northrop Grumman Corp.	11,867	$ 5,307,160
Raytheon Technologies Corp.	126,162	12,498,869
Textron, Inc.	61,110	4,545,362

		22,351,391

Air Freight & Logistics - 1.2%
FedEx Corp.	30,617	7,084,468
United Parcel Service, Inc., Class B	88,438	18,966,413

		26,050,881

Airlines - 0.2%
Southwest Airlines Co. (A)	86,153	3,945,807

Auto Components - 0.2%
Aptiv PLC (A)	15,698	1,879,207
Magna International, Inc.	50,909	3,273,958

		5,153,165

Automobiles - 2.4%
General Motors Co. (A)	91,325	3,994,556
Rivian Automotive, Inc., Class A (A)	17,651	886,786
Tesla, Inc. (A)	45,397	48,919,807

		53,801,149

Banks - 3.6%
Bank of America Corp.	355,670	14,660,717
Citigroup, Inc.	161,034	8,599,216
Fifth Third Bancorp	126,001	5,423,083
Regions Financial Corp.	259,570	5,778,028
SVB Financial Group (A)	5,675	3,174,879
Truist Financial Corp.	135,026	7,655,974
US Bancorp	270,419	14,372,770
Wells Fargo & Co.	417,777	20,245,474

		79,910,141

Beverages - 1.6%
Coca-Cola Co.	409,442	25,385,404
Constellation Brands, Inc., Class A	32,868	7,570,158
PepsiCo, Inc.	15,980	2,674,732

		35,630,294

Biotechnology - 2.6%
AbbVie, Inc.	179,914	29,165,859
Biogen, Inc. (A)	18,004	3,791,642
BioMarin Pharmaceutical, Inc. (A)	13,446	1,036,687
Moderna, Inc. (A)	8,549	1,472,651
Neurocrine Biosciences, Inc. (A)	13,689	1,283,344
Regeneron Pharmaceuticals, Inc. (A)	15,675	10,947,733
Vertex Pharmaceuticals, Inc. (A)	41,155	10,740,220

		58,438,136

Building Products - 0.7%
Masco Corp.	81,056	4,133,856
Trane Technologies PLC	76,868	11,737,744

		15,871,600

Capital Markets - 2.9%
Goldman Sachs Group, Inc.	25,191	8,315,549
Intercontinental Exchange, Inc.	53,064	7,010,816
Morgan Stanley	103,365	9,034,101

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
S&P Global, Inc.	42,324	$ 17,360,458
State Street Corp.	143,701	12,519,231
T. Rowe Price Group, Inc.	59,534	9,000,946

		63,241,101

Chemicals - 1.8%
Air Products & Chemicals, Inc.	13,091	3,271,572
Celanese Corp.	19,723	2,817,825
DuPont de Nemours, Inc.	55,145	4,057,569
Eastman Chemical Co.	64,079	7,180,693
Linde PLC	48,528	15,501,299
PPG Industries, Inc.	56,223	7,369,148

		40,198,106

Commercial Services & Supplies - 0.1%
Cintas Corp.	5,914	2,515,757

Communications Equipment - 0.1%
Motorola Solutions, Inc.	8,106	1,963,273

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	10,270	3,952,820

Consumer Finance - 0.6%
American Express Co.	35,610	6,659,070
Capital One Financial Corp.	47,994	6,301,132

		12,960,202

Containers & Packaging - 0.2%
Avery Dennison Corp.	19,050	3,314,129

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B (A)	99,943	35,270,884
Voya Financial, Inc.	27,883	1,850,037

		37,120,921

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	135,384	6,896,461

Electric Utilities - 2.0%
Edison International	64,687	4,534,559
Evergy, Inc.	46,084	3,149,380
Exelon Corp.	235,763	11,229,392
FirstEnergy Corp.	152,529	6,994,980
NextEra Energy, Inc.	210,070	17,795,030

		43,703,341

Electrical Equipment - 0.6%
Eaton Corp. PLC	81,171	12,318,511

Energy Equipment & Services - 0.1%
Baker Hughes Co.	55,330	2,014,565

Entertainment - 0.7%
Netflix, Inc. (A)	28,953	10,845,504
Walt Disney Co. (A)	27,933	3,831,291

		14,676,795

Equity Real Estate Investment Trusts - 2.6%
Camden Property Trust	40,041	6,654,814
Equinix, Inc.	8,672	6,431,329
Equity Lifestyle Properties, Inc.	53,465	4,089,003
Host Hotels & Resorts, Inc.	110,418	2,145,422
Kimco Realty Corp.	148,508	3,668,148
Prologis, Inc.	104,163	16,820,241
SBA Communications Corp.	11,245	3,869,404
Sun Communities, Inc.	30,975	5,429,608

Transamerica Series Trust	Page 1

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.	16,563	$ 950,219
Ventas, Inc.	114,568	7,075,720

		57,133,908

Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	15,280	8,798,988

Food Products - 0.5%
Mondelez International, Inc., Class A	175,376	11,010,105

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	113,071	13,383,084
ABIOMED, Inc. (A)	2,506	830,087
Baxter International, Inc.	98,441	7,633,115
Boston Scientific Corp. (A)	198,071	8,772,565
DexCom, Inc. (A)	5,280	2,701,248
Intuitive Surgical, Inc. (A)	23,178	6,992,339
Medtronic PLC	105,085	11,659,181
Zimmer Biomet Holdings, Inc.	62,539	7,998,738

		59,970,357

Health Care Providers & Services - 3.1%
Anthem, Inc.	32,418	15,924,370
Centene Corp. (A)	121,673	10,243,650
Humana, Inc.	10,074	4,383,902
McKesson Corp.	15,946	4,881,549
UnitedHealth Group, Inc.	66,437	33,880,877

		69,314,348

Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (A)	3,695	8,677,523
Chipotle Mexican Grill, Inc. (A)	1,650	2,610,349
Expedia Group, Inc. (A)	29,892	5,848,968
Hilton Worldwide Holdings, Inc. (A)	42,786	6,492,347
McDonald’s Corp.	82,892	20,497,534
Royal Caribbean Cruises Ltd. (A) (B)	12,373	1,036,610
Yum! Brands, Inc.	17,330	2,054,125

		47,217,456

Household Durables - 0.5%
D.R. Horton, Inc.	7,848	584,755
Lennar Corp., Class A	92,779	7,530,871
PulteGroup, Inc.	9,430	395,117
Toll Brothers, Inc.	44,522	2,093,424

		10,604,167

Household Products - 1.5%
Kimberly-Clark Corp.	50,681	6,241,872
Procter & Gamble Co.	177,119	27,063,783

		33,305,655

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	39,042	7,596,792

Insurance - 2.1%
Arthur J Gallagher & Co.	40,650	7,097,490
Chubb Ltd.	30,169	6,453,149
Hartford Financial Services Group, Inc.	135,944	9,762,139
Progressive Corp.	141,109	16,085,015
Prudential Financial, Inc.	43,222	5,107,544
Travelers Cos., Inc.	14,013	2,560,595

		47,065,932

Interactive Media & Services - 6.4%
Alphabet, Inc., Class A (A)	21,997	61,181,356
Alphabet, Inc., Class C (A)	16,746	46,771,411

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A (A)	137,867	$ 30,656,106
ZoomInfo Technologies, Inc. (A)	55,283	3,302,606

		141,911,479

Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (A)	27,832	90,730,928

IT Services - 4.6%
Accenture PLC, Class A	62,093	20,939,622
Affirm Holdings, Inc. (A) (B)	25,740	1,191,247
Automatic Data Processing, Inc.	37,110	8,444,010
FleetCor Technologies, Inc. (A)	25,490	6,348,539
International Business Machines Corp.	47,454	6,169,969
Mastercard, Inc., Class A	82,650	29,537,457
Shopify, Inc., Class A (A)	2,978	2,013,009
Visa, Inc., Class A	122,158	27,090,980

		101,734,833

Life Sciences Tools & Services - 1.6%
Danaher Corp.	26,737	7,842,764
Illumina, Inc. (A)	8,226	2,874,164
Thermo Fisher Scientific, Inc.	43,155	25,489,501

		36,206,429

Machinery - 2.5%
Deere & Co.	52,644	21,871,476
Dover Corp.	28,290	4,438,701
Ingersoll Rand, Inc.	63,432	3,193,801
Otis Worldwide Corp.	127,389	9,802,584
Parker-Hannifin Corp.	26,429	7,499,493
Stanley Black & Decker, Inc.	67,625	9,453,299

		56,259,354

Media - 1.3%
Charter Communications, Inc., Class A (A)	21,837	11,912,520
Comcast Corp., Class A	305,937	14,323,970
Fox Corp., Class A	13,244	522,476
Interpublic Group of Cos., Inc.	22,930	812,869

		27,571,835

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	69,876	3,475,632
Nucor Corp.	16,860	2,506,239

		5,981,871

Multi-Utilities - 0.8%
Ameren Corp.	38,491	3,608,916
CenterPoint Energy, Inc.	323,417	9,909,497
DTE Energy Co.	31,519	4,167,127

		17,685,540

Multiline Retail - 0.1%
Dollar General Corp.	8,556	1,904,822

Oil, Gas & Consumable Fuels - 3.7%
Cheniere Energy, Inc.	27,025	3,747,016
Chevron Corp.	116,631	18,991,026
ConocoPhillips	232,718	23,271,800
Coterra Energy, Inc.	43,913	1,184,334
Diamondback Energy, Inc.	87,924	12,052,622
EOG Resources, Inc.	72,020	8,586,944
Phillips 66	16,864	1,456,881
Pioneer Natural Resources Co.	49,871	12,469,246
Williams Cos., Inc.	30,114	1,006,109

		82,765,978

Transamerica Series Trust	Page 2

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.3%
Estee Lauder Cos., Inc., Class A	22,274	$ 6,065,656

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	304,037	22,203,822
Eli Lilly & Co.	71,520	20,481,183
Johnson & Johnson	113,619	20,136,695
Merck & Co., Inc.	81,774	6,709,557
Pfizer, Inc.	161,069	8,338,542

		77,869,799

Professional Services - 0.5%
Booz Allen Hamilton Holding Corp.	31,235	2,743,682
Leidos Holdings, Inc.	65,700	7,096,914

		9,840,596

Road & Rail - 1.1%
Lyft, Inc., Class A (A)	60,736	2,332,262
Norfolk Southern Corp.	42,893	12,233,942
Uber Technologies, Inc. (A)	18,150	647,592
Union Pacific Corp.	33,403	9,126,034

		24,339,830

Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. (A)	141,415	15,462,316
Analog Devices, Inc.	86,174	14,234,221
Applied Materials, Inc.	59,350	7,822,330
KLA Corp.	8,512	3,115,903
Lam Research Corp.	27,589	14,832,122
Microchip Technology, Inc.	70,770	5,317,658
Micron Technology, Inc.	63,072	4,912,678
NVIDIA Corp.	127,823	34,877,784
NXP Semiconductors NV	63,159	11,689,468
QUALCOMM, Inc.	40,099	6,127,929
Texas Instruments, Inc.	135,063	24,781,359

		143,173,768

Software - 8.8%
Ceridian HCM Holding, Inc. (A)	10,232	699,460
Fortinet, Inc. (A)	8,000	2,733,920
Intuit, Inc.	34,626	16,649,566
Microsoft Corp.	493,208	152,060,958
Oracle Corp.	93,729	7,754,200
salesforce.com, Inc. (A)	34,025	7,224,188
Workday, Inc., Class A (A)	32,814	7,857,640

		194,979,932

Specialty Retail - 3.0%
AutoNation, Inc. (A)	12,870	1,281,595
AutoZone, Inc. (A)	2,119	4,332,465
Best Buy Co., Inc.	84,111	7,645,690
Burlington Stores, Inc. (A) (B)	10,038	1,828,622
Home Depot, Inc.	40,959	12,260,257
Lowe’s Cos., Inc.	99,182	20,053,609
O’Reilly Automotive, Inc. (A)	19,721	13,508,096
TJX Cos., Inc.	105,247	6,375,863

		67,286,197

Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	897,654	156,739,365
Seagate Technology Holdings PLC	108,558	9,759,364

		166,498,729

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	107,127	$ 14,415,009

Tobacco - 0.8%
Altria Group, Inc.	158,568	8,285,178
Philip Morris International, Inc.	89,639	8,420,688

		16,705,866

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (A)	82,740	10,619,679

Total Common Stocks (Cost $1,604,909,887)		2,192,594,384

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (C)	1,204,025	1,204,025

Total Other Investment Company (Cost $1,204,025)		1,204,025

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2022, to be repurchased at $16,480,927 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.75%, due 03/15/2025, and with a value of $16,810,592.	$ 16,480,927	16,480,927

Total Repurchase Agreement (Cost $16,480,927)		16,480,927

Total Investments (Cost $1,622,594,839)		2,210,279,336
Net Other Assets (Liabilities) - 0.0%		472,694

Net Assets - 100.0%		$ 2,210,752,030

Transamerica Series Trust	Page 3

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	70	06/17/2022	$15,565,617	$15,857,625	$292,008	$—

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,192,594,384	$—	$—	$2,192,594,384
Other Investment Company	1,204,025	—	—	1,204,025
Repurchase Agreement	—	16,480,927	—	16,480,927

Total Investments	$2,193,798,409	$16,480,927	$—	$2,210,279,336

Other Financial Instruments
Futures Contracts (E)	$292,008	$—	$—	$292,008

Total Other Financial Instruments	$292,008	$—	$—	$292,008

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,015,751, collateralized by cash collateral of $1,204,025 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,895,572. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 4

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Page 5

Transamerica JPMorgan Enhanced Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 6